Pursuant to Rule 497(e)
Registration No. 333-111662

SUNAMERICA SPECIALTY SERIES
(the "Trust")

SunAmerica Global Trends Fund
(the "Fund")

Supplement dated August 31, 2011 to the
Prospectus dated May 31, 2011

Effective immediately, the following paragraph replaces (i) the last two sentences of the paragraph under "A note on the Fund's investments in commodity-linked derivatives and the Subsidiary" in the section entitled "Shareholder Account Information – Tax, Dividend, Distribution and Account Policies," and (ii) the last two sentences of the first paragraph under "Tax Risk" in the section entitled "More Information About the Fund – Additional Information About the Fund's Risks":

"The Fund seeks to gain exposure to the commodities markets primarily through investments in the Subsidiary. The Fund has requested a private letter ruling from the IRS concluding that income derived from the Fund's investment in the Subsidiary would constitute qualifying income to the Fund. The IRS has indicated that the granting of private letter rulings, like the one requested by the Fund, is currently suspended, pending further internal discussion. As a result, there can be no assurance that the IRS will grant the private letter ruling requested. If the IRS does not grant the private letter ruling request, there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary will not be considered qualifying income for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes."

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Pursuant to Rule 497(e)
Registration No. 333-111662

SUNAMERICA SPECIALTY SERIES
(the "Trust")

SunAmerica Global Trends Fund
(the "Fund")

Supplement dated August 31, 2011 to the
Statement of Additional Information ("SAI") dated May 31, 2011

Effective immediately, the following paragraph replaces the last two sentences of the seventh paragraph under the section entitled "Dividends, Distributions and Taxes – Taxes":

"The Fund seeks to gain exposure to the commodities markets primarily through investments in the Subsidiary. The Fund has requested a private letter ruling from the IRS concluding that income derived from the Fund's investment in the Subsidiary would constitute qualifying income to the Fund. The IRS has indicated that the granting of private letter rulings, like the one requested by the Fund, is currently suspended, pending further internal discussion. As a result, there can be no assurance that the IRS will grant the private letter ruling requested. If the IRS does not grant the private letter ruling request, there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary will not be considered qualifying income for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes."

Capitalized terms used herein but not defined have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE